AST BOND PORTFOLIO 2023
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 95.4%
Affiliated Mutual Fund — 88.3%
AST Target Maturity Central Portfolio* (cost $82,652,122)(wd)	8,606,785	$84,518,631

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation — 7.1%
U.S. Treasury Notes
0.750%	12/31/23	7,000	6,795,742
(cost $6,767,438)

Total Long-Term Investments (cost $89,419,560)				91,314,373

	Shares
Short-Term Investment — 4.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,312,706)(wd)	4,312,706	4,312,706

TOTAL INVESTMENTS—99.9% (cost $93,732,266)		95,627,079

Other assets in excess of liabilities(z) — 0.1%		82,861

Net Assets — 100.0%		$95,709,940

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
35	3 Month CME SOFR	Jun. 2023	$8,323,656	$(1,377)
21	3 Month CME SOFR	Mar. 2024	5,024,250	224
28	2 Year U.S. Treasury Notes	Jun. 2023	5,780,687	63,557
				62,404
Short Positions:
232	5 Year U.S. Treasury Notes	Jun. 2023	25,405,812	(521,488)
24	10 Year U.S. Treasury Notes	Jun. 2023	2,758,125	(77,439)
122	10 Year U.S. Ultra Treasury Notes	Jun. 2023	14,779,157	(450,542)
83	20 Year U.S. Treasury Bonds	Jun. 2023	10,885,969	(459,133)
60	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	8,467,500	(340,871)
				(1,849,473)
				$(1,787,069)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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